UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim MFS(R) Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

----------------------------------------------------------------------------- ---------- ---------------
ASSETS:
     Investments in securities, market value  (1)                                     $     123,613,509
     Cash denominated in foreign currencies (2)                                                   7,876
     Cash                                                                                        26,963
     Collateral for securities loaned                                                        37,047,295
     Dividends receivable                                                                        12,994
     Subscriptions receivable                                                                   208,678
     Receivable for investments sold                                                          2,804,918
                                                                                         ---------------

       Total assets                                                                         163,722,233
                                                                                         ---------------

LIABILITIES:
     Due to investment adviser                                                                  112,223
     Redemptions payable                                                                        139,303
     Payable for investments purchased                                                          942,436
     Payable upon return of securities loaned                                                37,047,295
                                                                                         ---------------

       Total liabilities                                                                     38,241,257
                                                                                         ---------------

NET ASSETS                                                                            $     125,480,976
                                                                                         ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                    $         813,097
     Additional paid-in capital                                                             164,496,074
     Net unrealized appreciation on investments                                               4,687,350
     Undistributed net investment loss                                                        (321,012)
     Accumulated net realized loss on investments                                          (44,194,533)
                                                                                         ---------------

NET ASSETS                                                                            $     125,480,976
                                                                                         ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                 $           15.43
                                                                                         ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                             200,000,000
     Outstanding                                                                              8,130,968

(1)  Cost of investments in securities:                                               $     118,926,133
(2)  Cost of cash denominated in foreign currencies:                                              7,902

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
---------------------------------------------------------------------------------- ------ -------------

INVESTMENT INCOME:
     Interest                                                                          $       213,612
     Income from securities lending                                                             46,839
     Dividends                                                                                 200,579
     Foreign withholding tax                                                                   (2,787)
                                                                                          -------------

       Total income                                                                            458,243
                                                                                          -------------

EXPENSES:
     Audit fees                                                                                  6,540
     Bank and custodial fees                                                                    34,523
     Investment administration                                                                  42,717
     Management fees                                                                           701,095
     Other expenses                                                                             15,892
                                                                                          -------------

       Total expenses                                                                          800,767

     Less amount reimbursed by investment adviser                                               21,512
                                                                                          -------------

     Net expenses                                                                              779,255
                                                                                          -------------

NET INVESTMENT LOSS                                                                          (321,012)
                                                                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       13,004,579
     Change in net unrealized appreciation depreciation on investments                    (23,065,037)
                                                                                          -------------

     Net realized and unrealized loss on investments                                      (10,060,458)
                                                                                          -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  (10,381,470)
                                                                                          =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

-------------------------------------------------------------------------------------------- -- --------------
                                                                                  2005              2004
                                                                              --------------    --------------
                                                                                UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                   $      (321,012)  $    (1,625,709)
     Net realized gain on investments                                            13,004,579         8,999,737
     Change in net unrealized appreciation on investments                      (23,065,037)         4,667,501
                                                                              --------------    --------------

     Net increase (decrease) in net assets resulting from operations           (10,381,470)        12,041,529
                                                                              --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           33,408,462       113,052,200
     Redemptions of shares                                                    (121,496,097)     (114,585,084)
                                                                              --------------    --------------

     Net decrease in net assets resulting from share transactions              (88,087,635)       (1,532,884)
                                                                              --------------    --------------

     Total increase (decrease) in net assets                                   (98,469,105)        10,508,645

NET ASSETS:
     Beginning of period                                                        223,950,081       213,441,436
                                                                              --------------    --------------

     End of period (1)                                                     $    125,480,976  $    223,950,081
                                                                              ==============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                         2,206,570         7,734,591
     Redeemed                                                                   (7,983,855)       (7,880,684)
                                                                              --------------    --------------

     Net decrease                                                               (5,777,285)         (146,093)
                                                                              ==============    ==============

(1) Including undistributed net investment loss                            $      (321,012)  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- ---------------- -- ------------ -- ----------- -- ----------  ----------- ----------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                    Ended                                 Year Ended December 31,
                                                                   -----------------------------------------------------------------
                                                June 30, 2005         2004            2003          2002         2001       2000
                                               ----------------    ------------    -----------    ----------  -----------  ---------
                                                  UNAUDITED

Net Asset Value, Beginning of Period        $            16.10  $        15.19  $       11.60         16.80  $     21.77  $   28.35

Income from Investment Operations

Net investment income (loss)                            (0.04)                                                                 0.08
Net realized and unrealized gain (loss)                 (0.63)            0.91           3.59        (5.20)       (4.97)     (3.14)
                                               ----------------    ------------    -----------    ----------  -----------  ---------

Total Income (Loss) From
      Investment Operations                             (0.67)            0.91           3.59        (5.20)       (4.97)     (3.06)
                                               ----------------    ------------    -----------    ----------  -----------  ---------

Less Distributions

From net realized gains                                   0.00            0.00           0.00          0.00         0.00     (3.52)
                                               ----------------    ------------    -----------    ----------  -----------  ---------

Net Asset Value, End of Period              $            15.43  $        16.10  $       15.19         11.60  $     16.80  $   21.77
                                               ================    ============    ===========    ==========  ===========  =========


Total Return                                           (4.16%)  o        5.99%         30.95%      (30.95%)     (22.85%)   (12.38%)

Net Assets, End of Period ($000)            $          125,481  $      223,950  $     213,441       127,625  $   155,751  $ 210,747

Ratio of Expenses to Average Net Assets:
      - Before Reimbursement                             1.08%  *        1.03%          1.05%         1.08%        1.07%      1.03%
      - After Reimbursement #                            1.06%  *        1.03%          1.04%         1.06%        1.06%      1.03%

Ratio of Net Investment Loss to
      Average Net Assets:
      - Before Reimbursement                           (0.46%)  *      (0.76%)        (0.55%)       (0.74%)      (0.55%)    (0.39%)
      - After Reimbursement #                          (0.44%)  *      (0.76%)        (0.54%)       (0.72%)      (0.54%)    (0.39%)

Portfolio Turnover Rate                                 82.61%  o      141.20%        174.65%       109.01%       99.01%    132.39%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim MFS (R) Small-Cap Growth Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

BANKS --- 3.76%
     51,190 Amegy Bancorp Inc                                          1,145,632
     10,010 East West Bancorp Inc                                        336,236
     46,810 Hanmi Financial Corp                                         781,727
      8,263 MetroCorp Bancshares Inc                                     174,762
     33,400 Signature Bank*                                              814,960
     69,500 Sterling Bancshares Inc                                    1,081,420
      5,940 Wintrust Financial Corp                                      310,959
                                                                      $4,645,696

BIOTECHNOLOGY --- 2.84%
     17,550 Affymetrix Inc ^^*                                           946,472
     55,200 Applera Corp - Celera Genomics Group*                        605,544
     58,650 Encysive Pharmaceuticals Inc ^^*                             634,007
     23,030 Keryx Biopharmaceuticals Inc ^^*                             303,996
     27,230 Neurochem Inc ^^*                                            273,662
     47,770 Vasogen Inc ^^*                                              234,551
     30,720 Vertex Pharmaceuticals Inc ^^*                               517,325
                                                                      $3,515,557

BROADCAST/MEDIA --- 1.38%
     87,950 AudioCodes Ltd*                                              875,103
     64,990 Radio One Inc*                                               827,323
                                                                      $1,702,426

CHEMICALS --- 1.14%
     27,000 Headwaters Inc*                                              928,260
     29,180 UAP Holding Corp                                             484,388
                                                                      $1,412,648

COMMUNICATIONS - EQUIPMENT --- .15%
     38,900 Harmonic Inc*                                                187,887
                                                                        $187,887

COMPUTER HARDWARE & SYSTEMS --- .28%
     11,280 Lipman                                                       347,086
                                                                        $347,086

COMPUTER SOFTWARE & SERVICES --- 18.44%
     16,320 ANSYS Inc*                                                   579,523
    104,786 Activision Inc*                                            1,731,065
      8,330 Allscripts Healthcare Solutions Inc ^^*                      138,361
     54,720 Audible Inc ^^*                                              950,486
     34,980 Blue Coat Systems Inc ^^*                                  1,045,202
     54,560 Business Objects SA sponsored ADR ^^*                      1,434,928
     55,690 Concur Technologies Inc ^^*                                  586,416
     35,890 FileNET Corp*                                                902,275
    217,280 Harris Interactive Inc*                                    1,058,154
     22,700 Kronos Inc ^^*                                               916,853
     49,300 McAfee Inc*                                                1,290,674
     28,250 MicroStrategy Inc ^^*                                      1,498,380
     21,670 NAVTEQ*                                                      805,691
     62,750 Omnicell Inc ^^*                                             552,200
     71,920 Open Solutions Inc ^^*                                     1,460,695
    222,830 Opsware Inc ^^*                                            1,140,890
     26,410 PlanetOut Inc*                                               230,295
    196,749 ScanSoft Inc ^^*                                             743,711
     64,230 THQ Inc ^^*                                                1,880,012
    254,200 TIBCO Software Inc ^^*                                     1,662,468
     33,420 Take-Two Interactive Software Inc ^^*                        850,539
     81,390 Ultimate Software Group Inc ^^*                            1,334,796
                                                                     $22,793,614

DISTRIBUTORS --- .51%
     59,740 BlueLinx Holdings Inc                                        632,049
                                                                        $632,049

ELECTRONIC INSTRUMENT & EQUIP --- 7.48%
     15,470 Amphenol Corp                                                621,430
     90,580 Cognex Corp                                                2,372,290
     13,000 DTS Inc ^^*                                                  231,790
     29,800 Dionex Corp*                                               1,299,578
     55,290 Littelfuse Inc*                                            1,539,827
     61,320 National Instruments Corp                                  1,299,984
     11,810 Photon Dynamics Inc ^^*                                      243,404
    106,570 Thoratec Laboratories Corp ^^*                             1,634,784
                                                                      $9,243,087

ELECTRONICS - SEMICONDUCTOR --- 7.34%
     28,710 ATMI Inc*                                                    832,877
     70,030 DSP Group Inc*                                             1,671,616
     35,500 FormFactor Inc*                                              937,910
     33,200 Mykrolis Corp*                                               471,772
    168,170 PMC-Sierra Inc*                                            1,569,026
    101,770 Silicon Laboratories Inc*                                  2,666,341
     61,790 Volterra Semiconductor Corp ^^*                              920,053
                                                                      $9,069,595

ENGINEERING & CONSTRUCTION --- .63%
     85,180 American Superconductor Corp ^^*                             779,397
                                                                        $779,397

FINANCIAL SERVICES --- 2.54%
     17,600 ACE Cash Express Inc*                                        449,856
     18,600 BankUnited Financial Corp                                    502,944
     42,802 Collegiate Funding Services*                                 624,053
     15,440 FirstCity Financial Corp*                                    180,648
     32,480 Janus Capital Group Inc                                      488,499
     38,870 MarketAxcess Holdings Inc ^^*                                439,231
     31,180 QC Holdings Inc ^^*                                          450,239
                                                                      $3,135,470

GOLD, METALS & MINING --- .81%
     32,490 Aber Diamond Corp                                          1,000,042
                                                                      $1,000,042

HARDWARE & TOOLS --- .88%
    104,810 Infrasource Services Inc*                                  1,092,120
                                                                      $1,092,120

HEALTH CARE RELATED --- 1.33%
      8,900 Cerner Corp ^^*                                              604,933
    145,760 Conceptus Inc ^^*                                            823,544
     17,890 Penwest Pharmaceuticals Co ^^*                               211,460
                                                                      $1,639,937

HOUSEHOLD GOODS --- .65%
     36,500 Tempur-Pedic International Inc ^^*                           809,570
                                                                        $809,570

INVESTMENT BANK/BROKERAGE FIRM --- .38%
      6,950 Affiliated Managers Group Inc ^^*                            474,894
                                                                        $474,894

LEISURE & ENTERTAINMENT --- 1.43%
     29,600 DreamWorks Animation SKG Inc*                                775,520
     29,440 WMS Industries Inc ^^*                                       993,600
                                                                      $1,769,120

MANUFACTURING --- 1.23%
     49,560 Applied Films Corp*                                        1,268,736
     11,190 Dolby Laboratories Inc*                                      246,851
                                                                      $1,515,587

MEDICAL PRODUCTS --- 13.57%
     28,600 Adeza Biomedical Corp*                                       485,628
     61,720 Align Technology Inc ^^*                                     454,876
    103,490 Aspect Medical Systems Inc ^^*                             3,077,793
     21,220 Cyberonics Inc ^^*                                           920,736
     85,860 Cytyc Corp*                                                1,894,072
     27,910 DJ Orthopedics Inc*                                          765,571
     12,030 Fisher Scientific International Inc*                         780,747
     23,940 Foxhollow Technologies Inc ^^*                               916,184
     38,540 Gen-Probe Inc*                                             1,396,304
     24,260 IDEXX Laboratories Inc*                                    1,512,126
      8,740 Inamed Corp*                                                 585,318
     24,350 Millipore Corp*                                            1,381,376
      5,600 Neurometrix Inc ^^*                                          112,168
      7,400 ResMed Inc*                                                  488,326
     40,420 Ventana Medical Systems Inc ^^*                            1,626,097
     30,930 Vnus Medical Technologies ^^*                                372,088
                                                                     $16,769,410

OFFICE EQUIPMENT & SUPPLIES --- .40%
     11,300 Zebra Technologies Corp Class A ^^*                          494,827
                                                                        $494,827

OIL & GAS --- 3.02%
      4,890 Atwood Oceanics Inc*                                         301,028
     10,510 Cal Dive International Inc*                                  550,409
     52,660 Grey Wolf Inc ^^*                                            390,211
     10,200 Lone Star Technologies Inc*                                  464,100
     10,930 Maverick Tube Corp*                                          325,714
      4,330 Noble Energy Inc                                             327,565
     19,030 Oil States International Inc*                                478,985
      9,700 Superior Energy Services Inc*                                172,660
     10,800 TETRA Technologies Inc*                                      343,980
      8,660 Unit Corp*                                                   381,127
                                                                      $3,735,779

PHARMACEUTICALS --- 3.64%
     81,250 Auxilium Pharmaceuticals Inc ^^*                             387,563
     12,540 CV Therapeutics Inc ^^*                                      281,147
     18,200 Cypress Bioscience Inc*                                      240,240
     37,290 Endo Pharmaceuticals Holdings Inc ^^*                        979,981
     39,950 Inspire Pharmaceuticals Inc*                                 336,379
     52,980 Medicis Pharmaceutical Corp Class A ^^                     1,681,055
     14,070 Neurocrine Biosciences Inc*                                  591,784
                                                                      $4,498,149

PRINTING & PUBLISHING --- .31%
     29,420 Playboy Enterprises Inc ^^*                                  380,695
                                                                        $380,695

REAL ESTATE --- .42%
     11,790 CB Richard Ellis Group Inc*                                  517,109
                                                                        $517,109

RESTAURANTS --- 1.06%
     12,490 PF Changs China Bistro Inc ^^*                               736,660
     18,940 Rare Hospitality International Inc*                          577,102
                                                                      $1,313,762

RETAIL --- 8.91%
     39,330 99 Cents Only Stores ^^*                                     499,884
     47,780 AC Moore Arts & Crafts Inc ^^*                             1,510,326
     52,740 Allion Healthcare Inc*                                       865,041
     24,000 CarMax Inc*                                                  639,600
     19,700 Celebrate Express Inc*                                       266,738
     38,670 Citi Trends Inc*                                             699,154
     14,070 GameStop Corp ^^*                                            460,230
     65,860 MSC Industrial Direct Co Inc Class A                       2,222,775
     39,530 Restoration Hardware Inc*                                    323,355
     36,300 Sharper Image Corp ^^*                                       462,099
     17,440 Stamps.com Inc ^^*                                           327,000
     37,240 Tuesday Morning Corp ^^                                    1,173,805
     44,220 Wild Oats Markets Inc ^^*                                    506,319
     32,770 Yankee Candle Co ^^                                        1,051,917
                                                                     $11,008,243

SHOES --- .40%
     11,860 Reebok International Ltd                                     496,104
                                                                        $496,104

SPECIALIZED SERVICES --- 10.80%
     18,790 ADVO Inc                                                     598,462
     30,820 Advance America Cash Advance Centers Inc                     493,120
     21,960 Alliance Data Systems Corp*                                  890,698
     27,320 Bright Horizons Family Solutions Inc ^^*                   1,112,470
     23,460 Career Education Corp*                                       858,871
     25,560 CoStar Group Inc ^^*                                       1,114,416
     50,830 Corinthian Colleges Inc ^^*                                  649,099
     13,620 Corporate Executive Board Co                               1,066,855
      9,270 Getty Images Inc*                                            688,390
     30,100 Hewitt Associates Inc*                                       797,951
     15,640 PRA International*                                           418,839
     17,280 RH Donnelley Corp*                                         1,071,014
     14,080 Strayer Education Inc                                      1,214,541
     42,760 Universal Technical Institute Inc ^^*                      1,419,632
     51,610 Wright Express Corp*                                         953,237
                                                                     $13,347,595

TEXTILES --- .37%
      9,300 Columbia Sportswear Co ^^*                                   459,327
                                                                        $459,327

TRANSPORTATION --- 1.15%
    121,350 Sirva Inc ^^*                                              1,032,689
     21,292 West Marine Inc ^^*                                          384,534
                                                                      $1,417,223

UTILITIES --- .27%
     52,800 Evergreen Solar Inc ^^*                                      339,504
$120,543,509
(Cost $115,856,133)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

  3,070,000 Freddie Mac                                                3,070,000
               2.586%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.48%                                $3,070,000
(Cost $3,070,000)

TOTAL MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO --- 100%              $123,613,509
(Cost $118,926,133)

* Non-income Producing Security
ADR - American Depository Receipt
^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $121,698,652 and $211,091,770 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $122,078,096. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,905,537 and gross depreciation of securities in which there was an excess of tax cost over value of $9,370,124 resulting in net appreciation of $1,535,413.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $36,923,989 and received collateral of $37,047,295 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $21,702,294 and $34,401,991, which expire in the years 2009 and 2010, respectively.

7. SUBSEQUENT EVENT

      As of July 5, 2005 the Maxim MFS(R) Small-Cap Growth Portfolio changed its name to Maxim Trusco Small-Cap Growth Portfolio.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005